Restatement of Previously Issued Financial Statements	3 Months Ended
Mar. 08, 2021
Accounting Changes and Error Corrections [Abstract]
Restatement of Previously Issued Financial Statements
Note 2 — Restatement of Previously Issued Financial Statements
On April 12, 2021, the Staff of the Securities and Exchange Commission issued a statement regarding the accounting and reporting considerations for warrants issued by special purpose acquisition companies entitled “Staff Statement on Accounting and Reporting Considerations for Warrants Issued by Special Purpose Acquisition Companies (“SPACs”)” (the “SEC Statement”). Specifically, the SEC Statement focused on certain settlement terms and provisions related to certain tender offers following a Business Combination, which terms are similar to those contained in the warrant agreement, dated as of March 3, 2021, between the Company and Continental Stock Transfer & Trust Company, a New York corporation, as warrant agent (the “Warrant Agreement”). As a result of the SEC Statement, the Company reevaluated the accounting treatment of (i) the 13,333,333 redeemable warrants (the “Public Warrants”) that were included in the units issued by the Company in its initial public offering (the “IPO”) and (ii) the 7,500,000 redeemable warrants that were issued to the Company’s sponsor in a private placement that closed concurrently with the closing of the IPO (the “Private Placement Warrants” and, together with the Public Warrants, the “Warrants”). The Company previously accounted for the Warrants as components of equity.
In further consideration of the guidance in Accounting Standards Codification (“ASC”) 815-40, “Derivatives and Hedging; Contracts in Entity’s Own Equity”, the Company concluded that a provision in the Warrant Agreement related to certain tender or exchange offers precludes the Warrants from being accounted for as components of equity. As the Warrants meet the definition of a derivative as contemplated in ASC 815, the Warrants should have been recorded as derivative liabilities on the Balance Sheet and measured at fair value at inception (on the date of the IPO) and at each reporting date in accordance with ASC 820, “Fair Value Measurement”, with changes in fair value recognized in the Consolidated Statement of Operations in the period of change.
In further consideration of the guidance in Accounting Standards Codification (“ASC”) 480, “Distinguishing Liabilities from Equity”, the Company concluded that all of the Series A common stock subject to possible redemption should be recognized outside of permanent equity and be recognized at the full redemption value for all reporting periods because the Company does not have control of the outcome which could give rise to the redemption. As the Series A common stock subject to possible redemption are classified outside of permanent equity, the Series A common stock subject to possible redemption should have been measured at the full redemption value at each reporting date, with changes in recorded value recognized as a charge against paid in capital and accumulated deficit earnings in the period of change (which only occurred at the date of the IPO). Previously we had classified $5 million of the Series A common stock subject to possible redemption within permanent equity.
After consultation with the Company’s independent registered public accounting firm, the Company’s management and the audit committee of the Company’s Board of Directors concluded that it was appropriate to restate the Company’s financial statements as of March 8, 2021. The restated classification and reported values of the Warrants as accounted for under ASC 815-40 are included in the financial statements herein. The restated classification and reported values of the Series A common stock subject to possible redemption as accounted for under ASC 480 are included in the financial statements herein.
The following tables summarize the effect if the balance sheet had been restated on each balance sheet line item as follows:

	As Previously Reported	Adjustment	As restated
Balance Sheet at March 8, 2021 (audited)
Warrant Liability	$—	$32,333,617	$32,333,617
Total liabilities	15,604,218	32,333,617	47,937,835
Class A common stock subject to possible redemption	383,610,690	16,389,310	400,000,000
Class A common stock	164	(164)	—
Additional paid-in capital	5,014,642	(5,014,642)	—
Accumulated deficit	(15,948)	(43,708,121)	(43,724,069)
Total Stockholders’ Equity (Deficit)	5,000,008	(48,722,927)	(43,722,919)